Accrued expenses	6 Months Ended
Jun. 30, 2026
Accrued expenses
Accrued expenses

19)Accrued expenses

The following table presents accrued expenses as of June 30, 2026 and December 31, 2025:

(U.S. Dollars in thousands)	At June 30, 2026	At December 31, 2025
Operating expenses	$9,565	$5,456
Interest expenses	4,447	4,834
EU ETS (refer to note 20)	6,038	6,805
Other expenses	6,546	1,333
Total accrued expenses	$26,596	$18,428